UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2011

Date of reporting period: 9/30/2011

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.4%

Consumer Discretionary – 13.7%
Auto Components - 1.6%
Drew Industries	244,833	$4,891,763
Fuel Systems Solutions [1,2]	94,500	1,815,345
Motorcar Parts of America [2]	263,981	2,172,564

		8,879,672

Diversified Consumer Services - 1.3%
ChinaCast Education [2]	571,700	2,109,573
Lincoln Educational Services	619,013	5,007,815

		7,117,388

Hotels, Restaurants & Leisure - 0.4%
McCormick & Schmick’s Seafood Restaurants [2]	167,500	1,159,100
Multimedia Games Holding Company [2]	245,475	991,719

		2,150,819

Household Durables - 1.1%
AS Creation Tapeten	32,400	1,093,103
Cavco Industries [2]	149,304	5,142,030

		6,235,133

Internet & Catalog Retail - 0.9%
GS Home Shopping	24,200	2,154,208
Manutan International	35,900	2,023,181
Vitacost.com [2]	177,100	842,996

		5,020,385

Leisure Equipment & Products - 0.8%
Arctic Cat [2]	198,544	2,876,902
Piscines Desjoyaux	210,000	1,369,528

		4,246,430

Media - 0.3%
Rentrak Corporation [2]	77,830	979,880
Saraiva SA Livreiros Editores	27,000	362,154

		1,342,034

Multiline Retail - 0.4%
Tuesday Morning [2]	645,521	2,272,234

Specialty Retail - 4.9%
Buckle (The)	76,025	2,923,921
Cato Corporation (The) Cl. A	124,300	2,804,208
hhgregg [1,2]	176,785	1,723,654
Jos. A. Bank Clothiers [2]	67,170	3,132,137
Kirkland’s [2]	518,377	4,753,517
Lewis Group	231,000	1,996,156
Luk Fook Holdings (International)	503,600	1,441,449
Lumber Liquidators Holdings [1,2]	64,600	975,460
Shoe Carnival [2]	121,300	2,862,680
Stein Mart	624,610	3,903,813

		26,516,995

Textiles, Apparel & Luxury Goods - 2.0%
LaCrosse Footwear	253,531	3,288,297
Perry Ellis International [2]	213,012	4,004,626
True Religion Apparel [2]	93,300	2,515,368
Van De Velde	28,150	1,268,454

		11,076,745

Total		74,857,835

Consumer Staples – 3.3%
Food Products - 2.1%
Asian Citrus Holdings	3,500,000	1,620,638
Binggrae	44,000	1,748,896
BioExx Specialty Proteins [2]	571,300	196,267
Legumex Walker [2]	331,000	2,331,119
Sipef	32,400	2,507,561
Super Group	2,538,000	3,025,110

		11,429,591

Household Products - 0.0%
Jyothy Laboratories	55,692	175,301

Personal Products - 1.2%
Nutraceutical International [2]	104,500	1,335,510
USANA Health Sciences [1,2]	189,500	5,211,250

		6,546,760

Total		18,151,652

Energy – 7.7%
Energy Equipment & Services - 6.3%
Cal Dive International [2]	277,230	529,509
Canadian Energy Services & Technology	572,100	5,732,465
Dawson Geophysical [1,2]	120,729	2,846,790
GASFRAC Energy Services [2]	233,300	1,669,768
Geodrill [2]	614,600	1,085,037
Gulf Island Fabrication	162,546	3,361,451
Lamprell	1,118,300	4,469,716
OYO Geospace [2]	52,461	2,953,030
Tesco Corporation [2]	260,180	3,018,088
TGC Industries [2]	522,007	2,296,831
Total Energy Services	456,300	5,264,497
Union Drilling [2]	207,569	975,574

		34,202,756

Oil, Gas & Consumable Fuels - 1.4%
Gran Tierra Energy [2]	444,100	2,118,357
Sprott Resource [2]	982,100	3,748,831
Triangle Petroleum [2]	414,663	1,488,640
Uranium Resources [1,2]	551,225	375,660

		7,731,488

Total		41,934,244

Financials – 7.1%
Capital Markets - 3.0%
CapMan Cl. B	756,000	1,070,627
Citadel Capital (Rights) [2,3]	202,104	0
Edelman Financial Group (The)	420,000	2,713,200
FBR & Co. [2]	636,215	1,514,192
Gluskin Sheff + Associates	194,900	3,089,311
GMP Capital	193,600	1,343,136
INTL FCStone [2]	207,378	4,305,167
U.S. Global Investors Cl. A	112,300	761,394
Westwood Holdings Group	44,427	1,534,953

		16,331,980

Commercial Banks - 0.7%
Bancorp (The) [2]	202,528	1,450,100
BCB Holdings [2]	1,303,907	1,067,490
Pacific Continental	178,800	1,267,692

		3,785,282

Diversified Financial Services - 0.2%
Hellenic Exchanges	325,000	1,270,156

Insurance - 2.0%
American Safety Insurance Holdings [2]	140,900	2,592,560
eHealth [1,2]	396,982	5,422,774
Navigators Group [2]	42,500	1,836,000
United Fire & Casualty	43,730	773,584

		10,624,918

Real Estate Management & Development - 1.2%
Kennedy-Wilson Holdings	524,814	5,563,028
Syswin ADR [2]	586,868	1,226,554

		6,789,582

Total		38,801,918

Health Care – 10.4%
Biotechnology - 0.7%
Dyax Corporation [2]	717,416	903,944
Lexicon Pharmaceuticals [2]	1,266,686	1,165,225
Sinovac Biotech [2]	262,820	586,089
Zogenix [2]	653,968	1,196,761

		3,852,019

Health Care Equipment & Supplies - 4.9%
Anika Therapeutics [2]	170,678	938,729
Cerus Corporation [2]	648,357	1,374,517
CryoLife [2]	271,605	1,219,506
Cynosure Cl. A [2]	222,800	2,248,052
Exactech [2]	214,868	3,025,341
Kensey Nash [2]	136,676	3,348,562
Merit Medical Systems [2]	186,035	2,444,500
Neogen Corporation [2]	39,739	1,379,738
Solta Medical [2]	571,323	714,154
STRATEC Biomedical	30,727	1,201,724
SurModics [2]	240,846	2,191,699
Syneron Medical [2]	424,185	4,203,673
Young Innovations	82,053	2,338,511

		26,628,706

Health Care Providers & Services - 1.5%
CorVel Corporation [2]	63,023	2,678,478
PDI [2]	478,720	3,207,424
U.S. Physical Therapy	121,960	2,258,699

		8,144,601

Health Care Technology - 0.7%
Transcend Services [2]	164,134	3,699,580

Life Sciences Tools & Services - 1.4%
BioClinica [2]	292,123	1,428,481
EPS	2,000	4,547,687
Furiex Pharmaceuticals [2]	135,944	1,934,483

		7,910,651

Pharmaceuticals - 1.2%
Bukwang Pharmaceutical	104,000	1,335,224
Daewoong Pharmaceutical	30,000	805,965
Unichem Laboratories	302,400	836,754
Vetoquinol	116,000	3,413,855

		6,391,798

Total		56,627,355

Industrials – 18.6%
Aerospace & Defense - 0.3%
Ducommun	125,873	1,885,577

Building Products - 1.2%
AAON	209,456	3,298,932
Sung Kwang Bend	82,300	1,035,199
WaterFurnace Renewable Energy	112,500	1,988,262

		6,322,393

Commercial Services & Supplies - 1.4%
Courier Corporation	125,518	820,888
Ennis	231,449	3,022,724
Heritage-Crystal Clean [2]	47,600	864,416
Viad Corporation	180,700	3,068,286

		7,776,314

Construction & Engineering - 1.5%
Layne Christensen [2]	113,600	2,624,160
Raubex Group	695,000	1,126,484
Severfield-Rowen	365,000	847,663
Sterling Construction [2]	317,947	3,551,468

		8,149,775

Electrical Equipment - 3.0%
Fushi Copperweld [2]	522,339	2,585,578
Global Power Equipment Group [2]	255,688	5,949,860
Graphite India	1,495,700	2,223,049
LSI Industries	476,713	2,969,922
Voltamp Transformers	254,000	2,596,766

		16,325,175

Machinery - 5.7%
Burckhardt Compression Holding	14,000	2,765,370
Foster (L.B.) Company Cl. A	116,576	2,591,484
FreightCar America [2]	188,591	2,717,596
Gorman-Rupp Company	46,870	1,157,220
Graham Corporation	328,578	5,467,538
Kadant [2]	153,431	2,724,935
Key Technology [2]	216,129	2,509,258
Pfeiffer Vacuum Technology	32,400	2,822,094
RBC Bearings [2]	102,544	3,485,471
Semperit AG Holding	127,713	5,075,626

		31,316,592

Marine - 0.6%
Baltic Trading	235,100	1,093,215
Euroseas	711,757	2,249,152

		3,342,367

Professional Services - 2.8%
CRA International [2]	176,706	3,535,887
eClerx Services	83,000	1,213,037
Exponent [2]	115,829	4,787,213
GP Strategies [2]	579,560	5,789,804

		15,325,941

Road & Rail - 1.8%
Marten Transport	341,680	5,890,563
Patriot Transportation Holding [2]	196,440	3,970,053

		9,860,616

Trading Companies & Distributors - 0.3%
Houston Wire & Cable	133,400	1,532,766

Total		101,837,516

Information Technology – 14.2%
Communications Equipment - 2.7%
Anaren [2]	363,236	6,955,969
BigBand Networks [2]	732,421	937,499
Digi International [2]	303,300	3,336,300
KVH Industries [2]	264,400	2,091,404
Parrot [2]	75,403	1,543,680

		14,864,852

Computers & Peripherals - 1.3%
Novatel Wireless [2]	369,300	1,115,286
Super Micro Computer [2]	208,111	2,607,631
Xyratex	381,400	3,535,578

		7,258,495

Electronic Equipment, Instruments & Components - 2.3%
Diploma	541,785	2,685,834
Domino Printing Sciences	154,852	1,111,654
Electro Rent	127,600	1,762,156
Fabrinet [2]	137,369	2,568,800
Inficon Holding	11,853	1,728,765
Nice	168,014	573,487
Vaisala Cl. A	100,000	2,293,718

		12,724,414

Internet Software & Services - 0.7%
Envestnet [2]	129,400	1,294,000
Neurones	170,000	1,731,365
World Energy Solutions [2]	358,700	1,072,513

		4,097,878

IT Services - 0.3%
Forrester Research	44,200	1,436,942

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Energy Industries [2]	403,100	3,474,722
ANADIGICS [2]	618,700	1,336,392
ATMI [2]	252,000	3,986,640
AXT [2]	780,547	3,933,957
GSI Technology [2]	424,161	2,086,872
Integrated Silicon Solution [2]	463,700	3,621,497
Mindspeed Technologies [2]	282,800	1,470,560
Rudolph Technologies [2]	757,441	5,067,280
Sigma Designs [2]	493,664	3,870,326
Supertex [2]	127,700	2,209,210

		31,057,456

Software - 1.2%
Monotype Imaging Holdings [2]	182,817	2,217,570
Smith Micro Software [2]	714,898	1,086,645
VASCO Data Security International [2]	611,130	3,122,875

		6,427,090

Total		77,867,127

Materials – 12.3%
Chemicals - 1.0%
Huchems Fine Chemical	145,000	2,795,869
Societe Internationale de Plantations d’Heveas	14,180	1,445,425
Victrex	73,000	1,233,290

		5,474,584

Construction Materials - 0.0%
Polaris Minerals [2]	529,200	252,505

Metals & Mining - 11.3%
Alamos Gold	240,200	3,610,220
Allied Nevada Gold [2]	167,329	5,992,052
Bear Creek Mining [2]	317,800	1,200,962
Castle (A.M.) & Co.[2]	229,663	2,512,513
Endeavour Mining [2]	1,472,900	2,811,146
Endeavour Silver [2]	544,100	4,886,018
Entree Gold [2]	873,700	1,214,443
Goldgroup Mining [2]	767,100	980,928
Great Basin Gold [2]	1,288,675	2,176,691
Horsehead Holding Corporation [2]	511,100	3,792,362
Imdex	1,555,892	2,378,980
International Tower Hill Mines [2]	277,000	1,396,080
Lumina Copper [2]	674,700	4,146,453
Lumina Royalty [2,3]	674,700	842,333
Olympic Steel	254,228	4,306,622
Quaterra Resources [2]	895,000	725,976
Revett Minerals [1,2]	133,341	514,696
Richmont Mines [2]	382,500	4,043,025
Silvercorp Metals	433,300	3,427,403
Synalloy Corporation [2]	75,044	825,484
Torex Gold Resources [2]	1,009,000	1,251,742
Universal Stainless & Alloy Products [2]	158,250	4,022,715
US Gold [2]	804,196	3,224,826
Western Copper [2]	720,000	1,526,400

		61,810,070

Total		67,537,159

Telecommunication Services – 1.3%
Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network	139,650	4,591,692
Neutral Tandem [2]	261,330	2,529,674

Total		7,121,366

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [2]	1,352,300	683,957

Total		683,957

Miscellaneous [4] – 4.7%
Total		25,678,048

TOTAL COMMON STOCKS
(Cost $541,117,299)		511,098,177

REPURCHASE AGREEMENT – 7.4%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $40,447,034 (collateralized
by obligations of various U.S. Government
Agencies, 0.23% due 8/15/12, valued at
$41,460,000)
(Cost $40,447,000)	40,447,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $9,788,520)	9,788,520

TOTAL INVESTMENTS – 102.6%
(Cost $591,352,819)	561,333,697

LIABILITIES LESS CASH AND OTHER ASSETS – (2.6)%	(14,276,186)

NET ASSETS – 100.0%	$547,057,511

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.0%

Consumer Discretionary – 24.0%
Auto Components - 1.5%
Dorman Products [2]	302,263	$9,998,860

Hotels, Restaurants & Leisure - 0.9%
International Speedway Cl. A	247,454	5,651,849

Media - 0.9%
World Wrestling Entertainment Cl. A	648,955	5,782,189

Specialty Retail - 13.1%
American Eagle Outfitters	784,915	9,199,204
Ascena Retail Group [2]	724,370	19,608,696
Buckle (The)	514,503	19,787,785
Cato Corporation (The) Cl. A	352,292	7,947,708
Guess?	87,845	2,502,704
Jos. A. Bank Clothiers [2]	390,036	18,187,379
Shoe Carnival [2]	347,832	8,208,835
Stein Mart	175,481	1,096,756

		86,539,067

Textiles, Apparel & Luxury Goods - 7.6%
Carter’s [2]	96,311	2,941,338
G-III Apparel Group [2]	479,678	10,965,439
Maidenform Brands [2]	446,525	10,453,151
Steven Madden [2]	533,952	16,071,955
Wolverine World Wide	295,697	9,831,925

		50,263,808

Total		158,235,773

Consumer Staples – 5.8%
Food Products - 2.7%
J&J Snack Foods	204,079	9,805,996
Lancaster Colony	133,877	8,167,836

		17,973,832

Personal Products - 3.1%
Inter Parfums	587,325	9,074,171
Nu Skin Enterprises Cl. A	190,700	7,727,164
Nutraceutical International [2]	283,904	3,628,293

		20,429,628

Total		38,403,460

Energy – 6.0%
Energy Equipment & Services - 4.9%
Atwood Oceanics [2]	337,900	11,610,244
Helmerich & Payne	34,400	1,396,640
Matrix Service [2]	696,695	5,928,874
Rowan Companies [2]	50,135	1,513,576
Unit Corporation [2]	319,000	11,777,480

		32,226,814

Oil, Gas & Consumable Fuels - 1.1%
Cimarex Energy	67,118	3,738,473
Energen Corporation	88,600	3,622,854

		7,361,327

Total		39,588,141

Financials – 16.6%
Capital Markets - 1.7%
Federated Investors Cl. B	634,697	11,126,238

Commercial Banks - 1.1%
City Holding Company	259,140	6,994,189

Insurance - 13.8%
Allied World Assurance Company Holdings	379,527	20,384,395
Alterra Capital Holdings	420,363	7,974,286
Amerisafe [2]	326,648	6,013,590
Aspen Insurance Holdings	491,100	11,314,944
Brown & Brown	55,620	990,036
Endurance Specialty Holdings	273,689	9,346,479
Meadowbrook Insurance Group	802,264	7,148,172
Montpelier Re Holdings	428,377	7,573,706
Reinsurance Group of America	150,600	6,920,070
StanCorp Financial Group	277,800	7,658,946
Validus Holdings	229,913	5,729,432

		91,054,056

Total		109,174,483

Health Care – 11.6%
Biotechnology - 1.1%
Emergent Biosolutions [2]	456,996	7,051,449

Health Care Providers & Services - 8.9%
Almost Family [2]	359,083	5,971,550
Chemed Corporation	170,200	9,354,192
LHC Group [2]	362,950	6,191,927
Magellan Health Services [2]	225,967	10,914,206
MEDNAX [2]	251,809	15,773,316
Patterson Companies	189,700	5,431,111
U.S. Physical Therapy	283,206	5,244,975

		58,881,277

Health Care Technology - 0.5%
Transcend Services [2]	155,780	3,511,281

Pharmaceuticals - 1.1%
Obagi Medical Products [2]	781,099	7,084,568

Total		76,528,575

Industrials – 5.2%
Aerospace & Defense - 2.6%
American Science & Engineering	89,406	5,458,236
Cubic Corporation	289,100	11,295,137

		16,753,373

Construction & Engineering - 0.5%
Baker (Michael) [2]	72,186	1,380,918
Orion Marine Group [2]	352,610	2,034,560

		3,415,478

Electrical Equipment - 0.6%
AZZ	96,555	3,743,437

Trading Companies & Distributors - 1.5%
Applied Industrial Technologies	364,897	9,910,603

Total		33,822,891

Information Technology – 17.7%
Communications Equipment - 1.8%
NETGEAR [2]	175,250	4,537,222
Plantronics	263,000	7,482,350

		12,019,572

Computers & Peripherals - 1.8%
Rimage Corporation	254,598	3,220,664
Super Micro Computer [2]	667,524	8,364,076

		11,584,740

Electronic Equipment, Instruments & Components - 5.1%
DDi Corporation	519,663	3,762,360
Fabrinet [2]	453,700	8,484,190
Littelfuse	231,846	9,322,528
Multi-Fineline Electronix [2]	405,332	8,082,320
Rofin-Sinar Technologies [2]	190,900	3,665,280

		33,316,678

IT Services - 6.1%
ManTech International Cl. A	556,464	17,461,840
MAXIMUS	363,900	12,700,110
NCI Cl. A [2]	409,022	4,879,633
Total System Services	284,700	4,819,971

		39,861,554

Semiconductors & Semiconductor Equipment - 2.9%
MKS Instruments	523,172	11,358,064
Teradyne [2]	520,000	5,725,200
Ultra Clean Holdings [2]	548,979	2,355,120

		19,438,384

Total		116,220,928

Materials – 1.5%
Chemicals - 1.5%
Innospec [2]	411,122	9,953,264

Total		9,953,264

Miscellaneous [4] – 1.6%
Total		10,711,744

TOTAL COMMON STOCKS
(Cost $590,042,406)		592,639,259

REPURCHASE AGREEMENT – 9.8%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $64,928,054 (collateralized
by obligations of various U.S. Government
Agencies, 0.23% due 8/15/12, valued at
$66,555,000)
(Cost $64,928,000)		64,928,000

TOTAL INVESTMENTS – 99.8%
(Cost $654,970,406)	657,567,259

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%	1,030,280

NET ASSETS – 100.0%	$658,597,539

[1]	All or a portion of these securities were on loan at September 30, 2011. Total market value of loaned securities as of September 30, 2011, was as follows:
	Fund	Market Value

	Micro-Cap Portfolio	$9,125,199

[2]	Non-income producing.
[3]

Securities for which market quotations are not readily available represent 0.2% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	Includes securities first acquired in 2011 and less than 1% of net assets.

TAX INFORMATION:
At September 30, 2011, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:
		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$591,537,444	$(30,203,747)	$90,740,708	$120,944,455
Small-Cap Portfolio	655,287,130	2,280,129	74,477,377	72,197,248

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
 Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2011. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common stocks	$367,868,722	$142,387,122	$842,333	$511,098,177
Cash equivalents	9,788,520	40,447,000	–	50,235,520
Small-Cap Portfolio
Common stocks	592,639,259	–	–	592,639,259
Cash equivalents	–	64,928,000	–	64,928,000

Level 3 Reconciliation:
				Realized and Unrealized
	Balance as of 12/31/10	Purchases	Transfers Out	Gain (Loss)	Balance as of 9/30/11

Micro-Cap Portfolio
Common stocks	$223,146	$468,718	$223,146	$373,615	$842,333

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

             Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 15, 2011

By:

/s/John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: November 15, 2011